JCO	Nuveen Credit Opportunities 2022 Target Term Fund Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 138.9% (98.0% of Total Investments)

	CORPORATE BONDS – 98.1% (69.2% of Total Investments)

	Aerospace & Defense – 4.6%

$3,000	Bombardier Inc, 144A	8.750%	12/01/21	B	$3,240,000
6,000	Bombardier Inc, 144A	6.000%	10/15/22	B	5,992,500
3,000	TransDigm Inc	6.000%	7/15/22	B–	3,045,000
12,000	Total Aerospace & Defense				12,277,500

	Airlines – 1.3%

3,250	American Airlines Group Inc, 144A	5.000%	6/01/22	BB–	3,374,637

	Building Products – 0.2%

650	Hillman Group Inc, 144A	6.375%	7/15/22	CCC	609,375

	Chemicals – 1.6%

2,250	CF Industries Inc	7.125%	5/01/20	BB+	2,311,875
2,000	Kissner Holdings LP / Kissner Milling Co Ltd / BSC Holding Inc / Kissner USA, 144A	8.375%	12/01/22	B	2,085,000
4,250	Total Chemicals				4,396,875

	Commercial Services & Supplies – 3.6%

4,000	ADT Security Corp	6.250%	10/15/21	BB–	4,260,000
502	APX Group Inc	8.750%	12/01/20	CCC	493,215
4,000	APX Group Inc	7.875%	12/01/22	B2	3,990,000
715	Tervita Corp, 144A	7.625%	12/01/21	B+	726,619
9,217	Total Commercial Services & Supplies				9,469,834

	Construction & Engineering – 0.8%

2,000	Great Lakes Dredge & Dock Corp	8.000%	5/15/22	B	2,131,600

	Construction Materials – 0.5%

1,431	Gates Global LLC / Gates Global Co, 144A	6.000%	7/15/22	B	1,425,634

	Consumer Finance – 1.6%

2,000	DAE Funding LLC, 144A	4.500%	8/01/22	BBB–	2,030,000
2,000	Navient Corp	6.500%	6/15/22	BB	2,130,000
4,000	Total Consumer Finance				4,160,000

	Containers & Packaging – 1.6%

4,303	Cascades Inc, 144A	5.500%	7/15/22	BB–	4,356,787

	Diversified Financial Services – 0.8%

2,000	Avation Capital SA, 144A	6.500%	5/15/21	BB–	2,070,000

	Diversified Telecommunication Services – 7.4%

4,000	CenturyLink Inc	6.450%	6/15/21	BB	4,200,000
3,000	CenturyLink Inc	5.800%	3/15/22	BB	3,161,250
500	Cogent Communications Group Inc, 144A	5.625%	4/15/21	B–	504,375
8,410	Intelsat Luxembourg SA	7.750%	6/01/21	Ca	7,989,500
4,000	Level 3 Parent LLC	5.750%	12/01/22	BB	4,016,000
19,910	Total Diversified Telecommunication Services				19,871,125

	Electrical Equipment – 0.8%

2,000	Park Aerospace Holdings Ltd, 144A	5.250%	8/15/22	BBB–	2,107,800

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services – 4.2%

$8,600	FTS International Inc	6.250%	5/01/22	B	$7,009,000
4,500	Nabors Industries Inc	4.625%	9/15/21	BB	4,252,500
13,100	Total Energy Equipment & Services				11,261,500

	Equity Real Estate Investment Trust – 2.5%

4,000	iStar Inc	6.000%	4/01/22	BB	4,118,400
2,375	SBA Communications Corp	4.000%	10/01/22	BB–	2,422,500
6,375	Total Equity Real Estate Investment Trust				6,540,900

	Food Products – 1.9%

5,000	B&G Foods Inc	4.625%	6/01/21	BB–	5,001,000

	Health Care Equipment & Supplies – 3.3%

4,814	Kinetic Concepts Inc / KCI USA Inc, 144A	7.875%	2/15/21	B+	4,912,206
4,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA, 144A	6.625%	5/15/22	CCC	3,906,800
8,814	Total Health Care Equipment & Supplies				8,819,006

	Health Care Providers & Services – 5.5%

1,000	Acadia Healthcare Co Inc	5.125%	7/01/22	B–	1,007,500
4,000	CHS/Community Health Systems Inc	5.125%	8/01/21	BB	3,990,000
6,800	Molina Healthcare Inc	5.375%	11/15/22	BB–	7,208,272
2,900	Polaris Intermediate Corp, (cash 8.500%, PIK 8.500%)	8.500%	12/01/22	B–	2,465,000
14,700	Total Health Care Providers & Services				14,670,772

	Hotels, Restaurants & Leisure – 5.7%

2,005	CCM Merger Inc, 144A	6.000%	3/15/22	BB–	2,055,125
3,000	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	3,165,802
2,750	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp, 144A	6.750%	11/15/21	B+	2,808,437
4,000	MGM Resorts International	6.625%	12/15/21	BB	4,338,000
2,727	Scientific Games International Inc	10.000%	12/01/22	B–	2,836,080
14,482	Total Hotels, Restaurants & Leisure				15,203,444

	Household Durables – 2.6%

6,500	Lennar Corp	4.750%	11/15/22	BBB–	6,841,250

	Internet & Direct Marketing Retail – 0.8%

2,000	Netflix Inc	5.500%	2/15/22	BB–	2,112,500

	Media – 9.6%

439	Altice Luxembourg SA, 144A	7.750%	5/15/22	B–	448,329
5,013	Cablevision Systems Corp	5.875%	9/15/22	B	5,401,507
3,500	CSC Holdings LLC, 144A	5.125%	12/15/21	B	3,500,700
8,000	DISH DBS Corp	5.875%	7/15/22	B1	8,320,000
7,000	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	7,019,600
1,000	Sirius XM Radio Inc, 144A	3.875%	8/01/22	BB	1,016,250
24,952	Total Media				25,706,386

	Metals & Mining – 2.2%

5,900	First Quantum Minerals Ltd, 144A	7.250%	5/15/22	B	5,843,537

	Mortgage Real Estate Investment Trust – 0.8%

2,000	Starwood Property Trust Inc	5.000%	12/15/21	BB–	2,080,000

	Oil, Gas & Consumable Fuels – 11.0%

3,000	California Resources Corp	5.500%	9/15/21	CCC–	1,477,500
5,615	Calumet Specialty Products Partners LP / Calumet Finance Corp	6.500%	4/15/21	B–	5,622,299
4,800	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B–	4,632,000
2,000	Chesapeake Energy Corp	6.125%	2/15/21	B+	1,965,000
2,675	Denbury Resources Inc	6.375%	8/15/21	Caa2	1,952,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$3,000	NGPL PipeCo LLC, 144A	4.375%	8/15/22	BBB–	$3,109,920
7,000	Peabody Energy Corp, 144A	6.000%	3/31/22	BB	7,035,000
1,800	QEP Resources Inc	5.375%	10/01/22	BB–	1,721,790
2,000	SM Energy Co	6.125%	11/15/22	BB–	1,916,700
31,890	Total Oil, Gas & Consumable Fuels				29,432,959

	Personal Products – 3.7%

4,000	Avon International Capital PLC, 144A	6.500%	8/15/22	Ba1	4,145,000
6,550	Revlon Consumer Products Corp	5.750%	2/15/21	CCC	5,731,250
10,550	Total Personal Products				9,876,250

	Pharmaceuticals – 2.0%

1,500	Eagle Holding Co II LLC, 144A, (cash 7.625%, PIK 8.375%)	7.625%	5/15/22	CCC+	1,511,250
3,950	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	BBB	3,895,688
5,450	Total Pharmaceuticals				5,406,938

	Real Estate Management & Development – 1.5%

4,000	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.250%	12/01/21	B	3,980,000

	Road & Rail – 1.7%

600	DAE Funding LLC, 144A	5.250%	11/15/21	BBB–	624,000
4,000	Hertz Corp	6.250%	10/15/22	B–	4,035,000
4,600	Total Road & Rail				4,659,000

	Semiconductors & Semiconductor Equipment – 2.0%

4,816	Advanced Micro Devices Inc	7.500%	8/15/22	BB–	5,448,100

	Software – 2.6%

7,000	Blackboard Inc, 144A	9.750%	10/15/21	CCC–	6,930,000

	Technology Hardware, Storage & Peripherals – 1.9%

3,600	Dell International LLC / EMC Corp, 144A	5.875%	6/15/21	BB+	3,657,600
1,395	Seagate HDD Cayman	4.250%	3/01/22	Baa3	1,437,089
4,995	Total Technology Hardware, Storage & Peripherals				5,094,689

	Thrifts & Mortgage Finance – 1.3%

1,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	BB	1,040,850
2,493	Nationstar Mortgage LLC / Nationstar Capital Corp	6.500%	7/01/21	B	2,499,233
3,493	Total Thrifts & Mortgage Finance				3,540,083

	Wireless Telecommunication Services – 6.5%

3,000	Hughes Satellite Systems Corp	7.625%	6/15/21	BB	3,232,500
4,000	Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB	4,048,760
2,000	Sprint Communications Inc	6.000%	11/15/22	B+	2,125,000
7,500	Sprint Corp	7.250%	9/15/21	B+	8,003,250
16,500	Total Wireless Telecommunication Services				17,409,510
$262,128	Total Corporate Bonds (cost $262,994,619)				262,108,991

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 40.8% (28.8% of Total Investments) (3)

	Aerospace & Defense – 2.3%

$4,676	Sequa Corporation, Term Loan B	7.187%	3-Month LIBOR	5.000%	11/28/21	B–	$4,643,443
1,542	Sequa Corporation, Term Loan, Second Lien	11.266%	3-Month LIBOR	9.000%	4/28/22	Caa2	1,522,187
6,218	Total Aerospace & Defense						6,165,630

	Commercial Services & Supplies – 1.9%

5,641	iQor US, Inc., Term Loan, First Lien	7.319%	3-Month LIBOR	5.000%	4/01/21	Caa1	5,018,437

	Diversified Consumer Services – 1.8%

4,977	Houghton Mifflin, Term Loan B, First Lien	5.044%	1-Month LIBOR	3.000%	5/29/21	B	4,847,052

	Diversified Financial Services – 0.3%

2,159	Walter Investment Management Corporation, Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	Ca	893,447

	Energy Equipment & Services – 1.7%

4,974	PGS Finance, Inc., Term Loan	4.604%	3-Month LIBOR	2.500%	3/11/21	B3	4,634,852

	Health Care Providers & Services – 3.2%

3,740	Air Medical Group Holdings, Inc., Term Loan B	5.307%	1-Month LIBOR	3.250%	4/28/22	B1	3,510,611
4,939	Pharmaceutical Product Development, Inc., Term Loan B	4.544%	1-Month LIBOR	2.500%	8/18/22	Ba3	4,948,028
8,679	Total Health Care Providers & Services						8,458,639

	Health Care Technology – 0.5%

1,518	Onex Carestream Finance LP, Term Loan, First Lien	7.794%	1-Month LIBOR	5.750%	2/28/21	B1	1,453,686

	Hotels, Restaurants & Leisure – 1.9%

4,972	Life Time Fitness, Inc., Term Loan B	4.874%	3-Month LIBOR	2.750%	6/15/22	BB–	4,979,758

	Machinery – 2.6%

1,507	NN, Inc., Term Loan	5.794%	1-Month LIBOR	3.750%	10/19/22	B+	1,485,686
5,916	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	6.604%	3-Month LIBOR	4.500%	11/27/20	CCC+	5,423,341
7,423	Total Machinery						6,909,027

	Media – 2.4%

648	Affinion Group Holdings, Inc., Term Loan, First Lien, (cash 8.054%, PIK 1.750%)	9.804%	1-Month LIBOR	7.750%	5/10/22	N/R	635,602
4,357	McGraw-Hill Education Holdings LLC, Term Loan B	6.044%	1-Month LIBOR	4.000%	5/04/22	B+	4,111,821
1,632	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.544%	1-Month LIBOR	3.500%	8/24/22	B	1,636,632
6,637	Total Media						6,384,055

	Metals & Mining – 1.9%

5,000	Zekelman Industries, Term Loan B	4.304%	1-Month LIBOR	2.250%	6/14/21	BB–	5,005,225

	Multiline Retail – 1.4%

778	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 7.030%, PIK 1.500%)	8.535%	6-Month LIBOR	6.500%	1/13/22	CCC+	681,922
1,037	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 7.104%, PIK 1.500%)	8.604%	3-Month LIBOR	6.500%	1/13/22	CCC+	908,649
2,647	Neiman Marcus Group, Inc., Term Loan	5.307%	1-Month LIBOR	3.250%	10/25/20	Ca	2,039,291
4,462	Total Multiline Retail						3,629,862

Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 0.8%

$2,500	Fieldwood Energy LLC, Exit Term Loan	7.506%	3-Month LIBOR	5.250%	4/11/22	B+	$2,178,812

	Professional Services – 1.5%

4,903	Skillsoft Corporation, Initial Term Loan, First Lien	6.946%	6-Month LIBOR	4.750%	4/28/21	CCC+	3,985,219

	Real Estate Management & Development – 1.5%

3,970	GGP, Initial Term Loan A1	4.294%	1-Month LIBOR	2.250%	8/24/21	BB+	3,962,222

	Software – 11.4%

5,638	Blackboard, Inc., Term Loan B4	7.300%	3-Month LIBOR	5.000%	6/18/21	B–	5,630,395
7,647	Ellucian, Term Loan B, First Lien	5.354%	3-Month LIBOR	3.250%	9/30/22	B	7,658,760
5,616	Epicor Software Corporation, Term Loan B	5.300%	1-Month LIBOR	3.250%	6/01/22	B2	5,624,620
2,494	Infor (US), Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	2/01/22	Ba3	2,500,040
3,337	Informatica, Term Loan B	5.294%	1-Month LIBOR	3.250%	8/06/22	B1	3,354,400
5,649	Micro Focus International PLC, Term Loan B2	4.294%	1-Month LIBOR	2.250%	11/30/21	BB–	5,651,276
30,381	Total Software						30,419,491

	Specialty Retail – 3.7%

10,172	Petsmart Inc., Term Loan B, First Lien	6.040%	1-Month LIBOR	4.000%	3/11/22	B	9,942,230
$114,586	Total Variable Rate Senior Loan Interests (cost $112,125,960)						108,867,644
	Total Long-Term Investments (cost $375,120,579)						370,976,635

Shares	Description (1), (6)			Coupon			Value

	SHORT-TERM INVESTMENTS – 2.8% (2.0% of Total Investments)

	INVESTMENT COMPANIES – 2.8% (2.0% of Total Investments)

7,546,274	BlackRock Liquidity Funds T-Fund Portfolio			1.773% (7)			$7,546,274
	Total Short-Term Investments (cost $7,546,274)						7,546,274
	Total Investments (cost $382,666,853) – 141.7%						378,522,909
	Borrowings – (41.2)% (8), (9)						(110,000,000)
	Other Assets Less Liabilities – (0.5)%						(1,464,102)
	Net Assets Applicable to Common Shares – 100%						$267,058,807

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$262,108,991	$—	$262,108,991
Variable Rate Senior Loan Interests	—	108,867,644	—	108,867,644

Short-Term Investments:
Investment Companies	7,546,274	—	—	7,546,274
Total	$7,546,274	$370,976,635	$—	$378,522,909

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(4)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(8)	Borrowings as a percentage of Total Investments is 29.1%.

(9)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.